Schedule of Effects of Reinsurance on Contract Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of Reinsurance [Line Items]
Direct contract benefits	$ 213,437	$ 196,463	$ 207,769
Contract benefits, net of reinsurance	203,717	180,914	184,166
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed contract benefits	1,008	709	682
Ceded contract benefits	(4,288)	(11,393)	(17,715)
Affiliate
Effects of Reinsurance [Line Items]
Ceded contract benefits	$ (6,440)	$ (4,865)	$ (6,570)